Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income tax provision	$ 38,360	$ 0	$ 38,360	$ 0
Classover NJ [Member]
Federal net operating loss carryforwards	6,447,100		6,447,100
Classover Holdings, Inc [Member]
Federal net operating loss carryforwards	$ 730,000		$ 730,000